Investment Objectives and Goals - Nomura High Yield Total Return ETF	Aug. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NOMURA HIGH YIELD TOTAL RETURN ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura High Yield Total Return ETF seeks current yield and capital growth.